CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	$ (31,066)	¥ (202,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	887	5,769
Share -based compensation expenses	16,563	107,766
Changes in operating assets and liabilities:
Accounts receivable	(19,144)	(124,554)
Amount due from related party	3,248	21,128
Prepayments and other current assets	(17,001)	(110,612)
Other non current assets	(1,046)	(6,808)
Accounts payable	20,937	136,217
Advance from customers	8,206	53,389
Amount due to related party	5,444	35,427
Tax payable	2,463	16,027
Accrued expenses and other current liabilities	6,190	40,277
Net cash used in operating activities	(4,319)	(28,099)
Cash flows from investing activities:
Purchases of property and equipment	(2,893)	(18,823)
Net cash used in investing activities	(2,893)	(18,823)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	210,330	1,368,472
Initial working capital contributed by RONG360	23,055	150,000
Funding from RONG360	14,360	93,431
Net cash provided by financing activities	247,745	1,611,903
Effect of exchange rate changes on cash and cash equivalents	(3,254)	(21,170)
Net increase in cash and cash equivalents	237,279	1,543,811
Cash and cash equivalents at beginning of the year
Cash and cash equivalents at end of the year	237,279	1,543,811
Supplemental schedule of non-cash investing and financing activities:
Deemed dividends to RONG360 in connection with the share-based awards granted to employees of non-platform business (Note 10)	$ 1,360	8,851
Predecessor
Cash flows from operating activities:
Net loss			(182,125)	¥ (196,174)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses			4,637	3,650
Share -based compensation expenses			4,817	13,216
Allowance for doubtful accounts			129	656
Changes in operating assets and liabilities:
Accounts receivable			(15,967)	(32,962)
Amount due from related party			(21,128)
Prepayments and other current assets			(29,967)	(586)
Other non current assets			1,185	177
Accounts payable			(14,010)	34,789
Advance from customers			4,693	9,930
Tax payable			1,138	(746)
Accrued expenses and other current liabilities			7,469	9,194
Net cash used in operating activities			(239,129)	(158,856)
Cash flows from investing activities:
Purchases of property and equipment			(4,352)	(4,858)
Net cash used in investing activities			(4,352)	(4,858)
Cash flows from financing activities:
Funding from RONG360			243,481	163,714
Net cash provided by financing activities			243,481	163,714
Net increase in cash and cash equivalents
Cash and cash equivalents at beginning of the year
Cash and cash equivalents at end of the year